CONSOLIDATED STATEMENT OF CHANGES IN EQUITY CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical)		12 Months Ended
	Oct. 26, 2015	Dec. 31, 2015
Ferrari N.V.
Proportion of ownership interest in subsidiary sold	10.00%	10.00%